RECEIVABLES (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivable, recorded investment
Total Past Due	$ 56,928	$ 42,719
Total Receivables	12,884,569	12,285,234	10,854,596
Retail
Financing receivable, recorded investment
31-60 Days Past Due	30,567	17,638
61-90 Days Past Due	8,852	5,341
Greater Than 90 Days	16,281	14,549
Total Past Due	55,700	37,528
Current	8,690,223	8,443,365
Total Receivables	8,745,923	8,480,893	7,363,384
Recorded Investment > 90 Days and Accruing	5,651	3,761
Retail | United States
Financing receivable, recorded investment
31-60 Days Past Due	27,846	15,167
61-90 Days Past Due	8,584	5,135
Greater Than 90 Days	15,884	14,154
Total Past Due	52,314	34,456
Current	7,296,162	7,011,299
Total Receivables	7,348,476	7,045,755
Recorded Investment > 90 Days and Accruing	5,480	3,736
Retail | Canada
Financing receivable, recorded investment
31-60 Days Past Due	2,721	2,471
61-90 Days Past Due	268	206
Greater Than 90 Days	397	395
Total Past Due	3,386	3,072
Current	1,394,061	1,432,066
Total Receivables	1,397,447	1,435,138
Recorded Investment > 90 Days and Accruing	171	25
Wholesale
Financing receivable, recorded investment
31-60 Days Past Due	1,063	383
61-90 Days Past Due	52	36
Greater Than 90 Days	113	261
Total Past Due	1,228	680
Current	4,137,418	3,572,844
Total Receivables	4,138,646	3,573,524	3,265,173
Recorded Investment > 90 Days and Accruing	88	68
Wholesale | United States
Financing receivable, recorded investment
31-60 Days Past Due	882	170
61-90 Days Past Due	52	36
Greater Than 90 Days	110	229
Total Past Due	1,044	435
Current	3,359,183	2,886,444
Total Receivables	3,360,227	2,886,879
Recorded Investment > 90 Days and Accruing	86	55
Wholesale | Canada
Financing receivable, recorded investment
31-60 Days Past Due	181	213
Greater Than 90 Days	3	32
Total Past Due	184	245
Current	778,235	686,400
Total Receivables	778,419	686,645
Recorded Investment > 90 Days and Accruing	$ 2	$ 13